Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Accrued expenses	90,590,982	82,870,781	12,793,044
Advance from customers	7,816,400	19,587,242	3,023,749
Interest payable for convertible notes	—	7,461,952	1,151,927
Other payables	36,015,699	32,661,326	5,042,042
Payable to individual investors of internet finance business	—	143,234,477	22,111,593
Payable for purchases of property and equipment	9,238,840	13,391,314	2,067,263
Other tax payable	25,473,227	41,698,015	6,437,064
Total	169,135,148	340,905,107	52,626,682